Income Taxes (Schedule of Movement of Valuation Allowance) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Movement of valuation allowance
Balance as the beginning of the year	¥ 480,905	$ 69,265	¥ 150,817	¥ 46,121
Additions	596,944	85,978	332,086	112,421
Written off for expiration of net operating losses	(9,767)	(1,407)	(1,998)
Utilization of previously unrecognized tax losses and un-deductible advertising expenses				(7,725)
Balance as the end of the year	¥ 1,068,082	$ 153,836	¥ 480,905	¥ 150,817